Provisions - Additional Information (Detail) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD
Disclosure of Provisions [line items]
Long-term portion	CAD 81.7		CAD 80.7
Anticipated lease exit liability to be recorded in fourth quarter of 2018 | $		$ 15.0
Self-insured liabilities provision [member]
Disclosure of Provisions [line items]
Long-term portion	CAD 65.9		CAD 64.0
Bottom of range [member]
Disclosure of Provisions [line items]
Cash outflows for existing provisions expected period	1 year
Top of range [member]
Disclosure of Provisions [line items]
Cash outflows for existing provisions expected period	5 years